Schedule III Real Estate and Accumulated Depreciation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real estate facilities
Balance at beginning of year	$ 1,175,423,000	$ 328,342,000	$ 172,334,000
Acquisitions	712,036,000	854,218,000	155,484,000
Improvements	2,826,000	256,000	255,000
Construction-in-progress	35,831,000	7,000	269,000
Real estate assets held for sale	0	(7,400,000)	0
Write off of tenant origination and absorption costs	(4,762,000)	0	0
Sale of real estate assets	(6,385,000)	0	0
Balance at end of year	1,914,969,000	1,175,423,000	328,342,000
Accumulated depreciation
Balance at beginning of year	42,806,000	18,898,000	9,471,000
Depreciation expense	72,906,628	24,191,000	9,427,000
Non-real estate assets depreciation expense	(170,000)	0	0
Real estate assets held for sale depreciation expense	(767,000)	(283,000)	0
Sale of real estate assets depreciation expense	(378,000)	0	0
Balance at end of year	109,636,000	42,806,000	18,898,000
Total real estate, net	$ 1,805,333,000	$ 1,132,617,000	$ 309,444,000